Segmented Information - Revenue by Product (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Revenue	$ 1,632,750	$ 1,338,812
Refined silver and gold [member]
Disclosure of products and services [line items]
Revenue	1,177,388	1,047,601
Zinc concentrate [member]
Disclosure of products and services [line items]
Revenue	119,059	65,033
Lead concentrate [member]
Disclosure of products and services [line items]
Revenue	145,524	132,823
Copper concentrate [member]
Disclosure of products and services [line items]
Revenue	133,025	50,081
Silver Concentrate [member]
Disclosure of products and services [line items]
Revenue	$ 57,754	$ 43,274